Income Taxes (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Taxes (Textual)
Net operating loss carryforwards	$ 116,000
Operating loss carryforwards	$ 17,000
Net operating loss carryforwards expire	2037
Pretax income (loss)	34.00%
Valuation of net deferred tax assets		$ 4,000
Maximum [Member]
Income Taxes (Textual)
Federal income tax rate	34.00%
Minimum [Member]
Income Taxes (Textual)
Federal income tax rate	21.00%